Other income and other expenses	12 Months Ended
Dec. 31, 2020
Disclosure Of Other Income And Expenses [Abstract]
Other income and other expenses
33	Other income and other expenses

Other income is analysed as follows:

	2020	2019	2018
VAT relief	755	1,216	1,392
Reimbursements	498	519	—
Release of provisions for contingent liabilities	100	332	1,700
Other	2,529	3,095	2,852
Total	3,882	5,162	5,944

During 2020, 2019 and 2018 the Brazilian subsidiary obtained a VAT relief of 755, 1,216 and 1,392, respectively, connected to local tax rules on VAT payments.

During 2020 and 2019, the Company recorded reimbursements of 498 and 519, respectively, related to the positive outcome of litigation started in previous years.

During 2020, 2019 and 2018, the Company released provisions for legal claims by 100, 332 and 1,700, respectively, further to the positive settlement of some legal disputes with third parties.

Other expenses include some minor costs incurred by the Group and not related to cost of sales, selling and administrative expenses.